Note 5 - Related Party Transactions (Details Textual)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 25, 2022 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 03, 2020 USD ($)
Repayments of Related Party Debt						$ (0)
Amortization of Debt Discount (Premium)			$ 25,703	$ 10,826		7,016
Secured Senior Secured Convertible Note [Member]
Debt Instrument, Face Amount	$ 5,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00
Debt Instrument, Convertible, Number of Equity Instruments	1,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Instrument, Unamortized Discount	$ 65,262		29,592		$ 37,638
Amortization of Debt Discount (Premium)			8,046		27,624
Long-Term Debt, Gross			413,206		413,206
Notes Payable			1,225,432		1,225,432
Interest Payable			23,596		0
Related Party [Member]
Accounts Payable			354,260		354,260
Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	$ 413,206
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount			0	819,963		0
AEI Management, Inc. [Member]
Cash and Noncash Proceeds from Related Party Debt			0	88,956	88,956	234,100
Repayments of Related Party Debt			10,000		10,000
AEI Management, Inc. [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount			413,206		413,206
President [Member]
Cash and Noncash Proceeds from Related Party Debt		$ 500,000	0	31,280	31,280	$ 193,800
Debt Instrument, Face Amount							$ 65,000
President [Member] | Secured Senior Secured Convertible Note [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.00
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Instrument, Unamortized Discount	$ 143,214				64,836
Amortization of Debt Discount (Premium)			17,757		60,621
Long-Term Debt, Gross			906,754		906,754
President [Member] | Related Party [Member]
Accounts Payable			$ 328,375		328,375
President [Member] | Related Party Advances Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	500,000			$ 325,580	$ 325,580
President [Member] | Related Party Promissory Note Converted into 7.25% Note [Member]
Debt Conversion, Original Debt, Amount	$ 406,750
President [Member] | Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Debt Conversion, Converted Instrument, Amount	$ 906,750